Summary of Significant Accounting Policies - Foreign Currency Remeasurement and Translation (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Accounting Policies [Abstract]
Foreign currency translation gain (loss)	$ (0.5)	$ 4.4	$ (4.8)	$ 3.4